U.S. Government Money Market Fund Annual Fund Operating Expenses - Class A and Class C [Member] - U.S. Government Money Market Fund - Money Market	Aug. 01, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.05%